Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Foreign Currency Assets and Liabilities [Abstract]
Schedule of book amounts of foreign currency assets and liabilities

Item / Currency (1)	Amount (2)	Peso exchange rate (3)	Total as of 06.30.19	Total as of 06.30.18
Assets
Trade and other receivables
US Dollar	41	42.26	1,713	1,870
Euros	3	47.99	138	278
Receivables with related parties:
US Dollar	4	42.46	167	2,281
Total trade and other receivables			2,018	4,429
Investments in financial assets
US Dollar	80	42.26	3,366	5,588
Pounds	1	53.64	48	61
Investments with related parties:
US Dollar	27	42.26	1,135	534
Total investments in financial assets			4,549	6,183
Derivative financial instruments
US Dollar	1	42.26	12	50
Total Derivative financial instruments			12	50
Cash and cash equivalents
US Dollar	274	42.26	11,597	12,032
Euros	2	47.99	72	103
Total cash and cash equivalents			11,669	12,135
Total Assets			18,248	22,797

Liabilities
Trade and other payables
US Dollar	174	42.26	7,344	4,678
Euros	1	47.99	36	137
Payables to related parties:
US Dollar	0	42.26	14	39
Total Trade and other payables			7,394	4,854
Borrowings
US Dollar	856	42.26	36,159	38,938
Borrowings with related parties
US Dollar	14	42.26	605	-
Total Borrowings			36,764	38,938
Derivative financial instruments
US Dollar	1	42.26	27	-
Total derivative financial instruments			27	-
Total Liabilities			44,185	43,792

(1)	Stated in millions of units in foreign currency. Considering foreign currencies those that differ from each Group's functional currency at each year-end.
(2)	Exchange rate as of June 30, of each year according to Banco Nación Argentina records.
(3)	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 13).